                             PAINEWEBBER

                             RMA CALIFORNIA
                             MUNICIPAL MONEY FUND

                             RMA NEW YORK
                             MUNICIPAL MONEY FUND

                             SEMI-ANNUAL REPORT
                             DECEMBER 31, 1995

                                    [LOGO]

PAINEWEBBER

--------------------------------------------------------------------------------
                                                               February 15, 1996

Dear Shareholder,

     It is widely recognized that the Federal Reserve Board achieved its goal of a 'soft landing' for the economy in 1995. In an effort to slow the pace of economic growth, the Federal Reserve Board raised short-term interest rates seven times between February 1994 and February 1995. However, on July 6, 1995, the Federal Reserve Board cut the benchmark Federal Funds rate by 0.25%. This decrease, the first in nearly three years, signaled that the Federal Reserve Board believed that inflationary pressures had eased enough to accommodate an adjustment in monetary policy. Citing low inflation, the Federal Reserve Board trimmed short-term interest rates by another 0.25% on December 19, 1995 and January 31, 1996, bringing the Federal Funds rate down to 5.25%.

     Although the pace of economic growth was lackluster during the year ended December 31, 1995, the economic climate was favorable for investing. Stocks achieved record-breaking highs and bonds far outperformed their historical averages. The stock market, as measured by the Standard & Poor's 500 Index, advanced 37.5% in 1995. The Dow Jones Industrial Average topped the 4,000 point level in March and the 5,000 point level in November and posted its fourth best advance since World War II. The bond market also rallied strongly during 1995, as a declining interest rate environment prevailed for most of the year. Soaring bond prices gave fixed income investors their third best year since the 1920s and caused intermediate- and long-term interest rates to fall to their lowest levels in two years. Rates on long-term U.S. Treasury bonds, for example, declined nearly two full percentage points. Generally, as yields move lower, bond prices increase. Coming after 1994, when the bond market had one of its worst years on record and the Standard & Poor's 500 Index gained just 1.3%, 1995 was a strongly positive investment environment for most domestic investors.

CALIFORNIA MUNICIPAL MARKET

     After three years of annual ratings downgrades, the State of California appears to have achieved stability. The major rating agencies have all affirmed its single A status, lending credibility to its recovery. While the recession has caused a reorganization in the States' economic structure, California has seen its way to stronger exports and a reversal in job losses--resulting in a compelling rate of tax revenue growth. This brighter economic picture provides enormous relief after an unforgiving recession in the State. However, long-term structural pressures and budgetary constraints continue to command our attention.

NEW YORK MUNICIPAL MARKET

     Under its new budget, New York State will actually reduce spending on a year-over-year basis. In addition, proposed bond issuance reform is now underway, which could result in issuing bonds via a legislative approach as well as consolidating most agency borrowing under one agency, namely the Dormitory Authority. The New York City budget may have relied too heavily on one-shot revenue gap closings and, on July 10, 1995, S&P downgraded the city from A- to BBB+. Though the prices of New York City bonds have declined, most bond analysts do not perceive a significant risk of default in the City's obligations.

--------------------------------------------------------------------------------
PORTFOLIO REVIEW

PAINEWEBBER RMA CALIFORNIA MUNICIPAL MONEY FUND

     PaineWebber RMA California Municipal Money Fund's net assets totalled $473.4 million as of December 31, 1995. The Fund's current yield for the seven-day period ended December 31, 1995 was 3.46%. The Fund maintained a weighted average maturity of 53 days as of December 31, 1995. In addition, the Fund did not invest in any securities subject to the federal alternative minimum tax for individual taxpayers. Security, credit quality and safety remain our primary concerns.

PAINEWEBBER RMA NEW YORK MUNICIPAL MONEY FUND

     PaineWebber RMA New York Municipal Fund's net assets totalled $254.0 million as of December 31, 1995. The Fund's current yield for the seven-day period ended December 31, 1995 was 3.73%. The Fund maintained a weighted average maturity of 50 days as of December 31, 1995. In addition, the Fund did not invest in any security subject to the federal alternative minimum tax for individual taxpayers. Security, credit quality and safety remain our primary concerns.

     We value you as a shareholder and as a client, and thank you for your continued support. We welcome any comments or questions you may have.

Sincerely,

/s/ Cynthia N. Bow                       /s/ Debbie Vermann

CYNTHIA N. BOW                           DEBBIE VERMANN
Portfolio Manager,                       Portfolio Manager,
  PaineWebber California Municipal         PaineWebber New York Municipal
    Money Fund                               Money Fund

PAINEWEBBER RMA CALIFORNIA MUNICIPAL MONEY FUND
--------------------------------------------------------------------------------
Statement of Net Assets
December 31, 1995 (unaudited)
--------------------------------------------------------------------------------

PRINCIPAL
 AMOUNT                                                                        MATURITY           INTEREST
  (000)                                                                         DATES              RATES          VALUE
---------                                                                --------------------  --------------  ------------
MUNICIPAL BONDS AND NOTES--51.57%
$   9,200  California State Revenue Anticipation Warrants..............        04/25/96            5.750%      $  9,258,250
    6,700  California State Department of Water........................           A                4.800          6,700,000
    4,000  California Educational Facilities Authority
             (Occidental College Project)..............................        06/01/96            3.550          4,000,000
    5,055  California Educational Facilities Authority
             (Stanford University Series)..............................           A                4.750          5,055,000
    4,500  California Health Facilities Financing Authority............           A                4.950          4,500,000
   14,500  California Health Facilities Financing Authority
             (Kaiser Permanente).......................................           A                4.900         14,500,000
    8,100  California Health Facilities Financing Authority
             (Long Beach Memorial).....................................           A                4.900          8,100,000
    7,060  California Health Facilities Financing Authority
             (Memorial Health Services)................................           A                4.900          7,060,000
    1,100  California Pollution Control Financing Authority
             (Minnesota Mining & Manufacturing)........................           A                5.050          1,100,000
    6,400  California Health Facilities Financing Authority
             (N.T. Enloe Memorial Hospital)............................           A                5.100          6,400,000
    5,000  California Health Facilities Financing Authority
             (Scripps Memorial Hospital)...............................           A                4.750          5,000,000
    5,600  California Health Facilities Financing Authority
             (St Joseph's Health Systems)..............................           A                5.900          5,600,000
      700  California Health Facilities Financing Authority
             (Sutter Health)...........................................           A                5.850            700,000
    6,000  California Health Facilities Financing Authority
             (West Sutter Adventist Health)............................           A                4.850          6,000,000
   18,800  California Pollution Control Financing Authority
             (Southern California Edison)..............................           A                5.400         18,800,000
    8,000  California Statewide Communities Development Authority......           A                4.900          8,000,000
    1,875  Contra Costa County
             Tax and Revenue Anticipation Notes........................        07/03/96            4.500          1,882,724
    1,000  Foothill / Eastern Transportation Corridor Agency...........           A                4.800          1,000,000
    2,545  Grand Terrace Multi-Family Housing Authority................           A                5.200          2,545,000
    2,400  Indio California Multi-Family Housing Authority
             (Smoketree Apartments)....................................           A                5.550          2,400,000
    5,100  Lancaster California Multi-Family Housing Authority
             (Woodcreek Garden Apartments).............................           A                5.100          5,100,000
   17,500  Los Angeles County
             Tax and Revenue Anticipation Notes........................        07/01/96            4.500         17,560,418
    2,000  Los Angeles County Unified School District
             Tax and Revenue Anticipation Notes........................        07/03/96            4.500          2,007,754

PAINEWEBBER RMA CALIFORNIA MUNICIPAL MONEY FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PRINCIPAL
 AMOUNT                                                                        MATURITY           INTEREST
  (000)                                                                         DATES              RATES          VALUE
---------                                                                --------------------  --------------  ------------
MUNICIPAL BONDS AND NOTES--(CONCLUDED)
$   4,525  Metropolitan Water District of Southern California
             Tax and Revenue Anticipation Notes........................  06/01/96 to 07/01/96  6.750 to 7.500% $  4,635,214
   25,050  Newport Beach Hospital Revenue
             (Hoag Memorial Hospital)..................................           A                5.900         25,050,000
    4,260  Riverside County Certificates of Participation..............           A                4.800          4,260,000
    2,020  Sacramento County California
             Tax and Revenue Anticipation Notes........................        10/04/96            4.750          2,037,525
    8,000  San Bernardino County
             Tax and Revenue Anticipation Notes........................        07/05/96            4.500          8,021,502
    3,275  San Diego County
             Tax and Revenue Anticipation Notes........................        09/30/96            4.500          3,297,675
    8,600  San Francisco Multi-Family Housing Authority
             (Bayside Village).........................................           A                5.000          8,600,000
    2,125  San Francisco Multi-Family Housing Authority
             (Rincon Center)...........................................           A                5.150          2,125,000
    2,300  San Francisco Multi-Family Housing Authority
             (South Beach Harbor)......................................           A                4.875          2,300,000
   12,000  Santa Barbara County
             Tax and Revenue Anticipation Notes........................        07/05/96            4.500         12,040,818
   15,460  Santa Clara County Transit District.........................           A                5.850         15,460,000
    1,700  Santa Clara Electric........................................           A                4.900          1,700,000
    8,300  Southern California Public Power Revenue....................           A                4.750          8,300,000
    3,050  Upland Community Redevelopment Housing Agency...............           A                5.550          3,050,000
                                                                                                               ------------
Total Municipal Bonds and Notes (cost - $244,146,880)..................                                         244,146,880
                                                                                                               ------------
TAX-EXEMPT COMMERCIAL PAPER--47.94%
    5,600  California State Department of Water........................        03/21/96            3.550          5,600,000
   13,500  California Educational Facilities Authority Revenue
             (Carnegie Institute of Washington)........................  01/12/96 to 04/12/96  3.450 to 3.750    13,500,000
   34,755  California Pollution Control Financing Authority
             (Pacific Gas & Electric Company)..........................  01/08/96 to 03/29/96  3.400 to 3.950    34,755,000
    3,500  California Pollution Control Financing Authority
             (Southern California Edison)..............................  01/22/96 to 02/07/96  3.500 to 3.700     3,500,000
    3,500  Anaheim Electric Authority..................................        02/27/96            3.600          3,500,000
   21,425  Del Mar Race Track Authority................................  02/01/96 to 03/25/96  3.400 to 3.800    21,425,000
    7,100  East Bay Municipal Utility District.........................  02/13/96 to 02/28/96  3.400 to 3.800     7,100,000
   29,181  Los Angeles County Transportation Commission................  01/19/96 to 03/28/96  3.300 to 3.700    29,181,000
   18,350  Los Angeles Department of Water & Power.....................  02/09/96 to 03/15/96  3.400 to 3.700    18,350,000

   14,300  Los Angeles Wastewater System...............................  02/08/96 to 03/28/96  3.400 to 3.700    14,300,000
   22,750  Riverside County Transportation.............................  01/22/96 to 03/12/96  3.400 to 3.850    22,750,000
   18,300  Sacramento Municipal Utility District.......................  02/08/96 to 04/11/96  3.300 to 3.550    18,300,000

PAINEWEBBER RMA CALIFORNIA MUNICIPAL MONEY FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PRINCIPAL
 AMOUNT                                                                        MATURITY           INTEREST
  (000)                                                                         DATES              RATES          VALUE
---------                                                                --------------------  --------------  ------------
TAX-EXEMPT COMMERCIAL PAPER--(CONCLUDED)
$   4,000  San Diego Gas and Electric..................................  02/14/96 to 02/20/96  3.350 to 3.600% $  4,000,000
    1,400  San Diego Water Authority...................................        01/19/96            3.350          1,400,000
   19,800  Southern California Metropolitan Water District.............  02/09/96 to 02/23/96  3.400 to 3.800    19,800,000
    9,500  West Basin Municipal Water District.........................  01/22/96 to 02/08/96  3.500 to 3.700     9,500,000
                                                                                                               ------------
Total Tax-Exempt Commercial Paper (cost - $226,961,000)................                                         226,961,000
                                                                                                               ------------
TOTAL INVESTMENTS (cost $471,107,880 which approximates cost
  for federal income tax purposes)--99.51%.............................                                         471,107,880
Other assets in excess of liabilities--0.49%...........................                                           2,324,559
                                                                                                               ------------
NET ASSETS (applicable to 473,956,735 shares of beneficial interest
  at $1.00 per share)--100.00%.........................................                                        $473,432,439
                                                                                                               ------------
                                                                                                               ------------

------------------
A - Variable Rate Demand Notes are payable on demand. The interest rates are the current rates as of December 31, 1995 and reset periodically.

                       Weighted average maturity--53 days

                 See accompanying notes to financial statements

PAINEWEBBER RMA NEW YORK MUNICIPAL MONEY FUND
--------------------------------------------------------------------------------
Statement of Net Assets
December 31, 1995 (unaudited)
--------------------------------------------------------------------------------

PRINCIPAL
 AMOUNT                                                                        MATURITY           INTEREST
  (000)                                                                         DATES              RATES          VALUE
---------                                                                --------------------  --------------  ------------
MUNICIPAL BONDS & NOTES--88.83%
  $ 1,500  New York State Dormitory Authority
             (Beverwyck Incorporated)..................................           A                5.050%      $  1,500,000
    1,000  New York State Dormitory Authority
             (Columbia University) (Pre-refunded with U.S. Government
             Securities to 07/01/96@ $102).............................        07/01/96            7.000          1,034,415
   12,300  New York State Dormitory Authority
             (Cornell University)......................................           A                5.900         12,300,000
    3,900  New York State Dormitory Authority
             (Marion Osborne)..........................................           A                5.050          3,900,000
    2,700  New York State Dormitory Authority
             (Masonic Hall Asylum).....................................           A                4.900          2,700,000
    7,100  New York State Dormitory Authority
             (Metropolitan Museum of Art)..............................           A                4.650          7,100,000
    9,900  New York State Dormitory Authority
             (New York Public Library).................................           A                4.700          9,900,000
   10,500  New York State Energy Research & Development Authority
             (Central Hudson Gas & Electric)...........................           A            4.900 to 5.000    10,500,000
    5,500  New York State Energy Research & Development Authority
             (LILCO) Adjustable Rate Bonds.............................        03/01/96            4.700          5,500,000
    3,600  New York State Energy Research & Development Authority (New
             York State Electric & Gas Corporation) Adjustable Rate
             Bonds.....................................................        03/01/96            5.300          3,600,000
    3,000  New York State Energy Research & Development
             Authority (Rochester Gas & Electric Corporation)
             Adjustable Rate Bonds.....................................        11/15/96            3.750          3,000,000
    5,200  New York State Housing Finance Agency
             (Mount Sinai Medical Center Project)......................           A                4.700          5,200,000
    1,000  New York State Housing Finance Agency
             (Sloan Kettering Memorial)................................           A                5.100          1,000,000
    1,145  New York State Job Development Authority....................           A                4.300          1,145,000
    9,450  New York State Local Government Assistance Corporation......           A            4.850 to 4.950     9,450,000
    1,100  New York State Medical Facilities Financing Agency (Buffalo
             Children's Hospital)......................................           A                5.000          1,100,000
    4,000  New York State Power Adjustable Rate Bonds..................        03/01/96            3.850          4,000,000
    3,600  Babylon General Obligation Bonds............................           A                4.900          3,600,000
      500  Bronxville Tax Anticipation Notes...........................        05/03/96            4.850            500,559
    1,250  Buffalo Revenue Anticipation Notes..........................        07/16/96            4.200          1,255,280
    3,350  Deer Park Central School District
             Tax Anticipation Notes....................................        06/27/96            4.250          3,357,640
    1,000  Dutchess County Bond Anticipation Notes.....................        08/02/96            4.250          1,004,862

PAINEWEBBER RMA NEW YORK MUNICIPAL MONEY FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PRINCIPAL
 AMOUNT                                                                        MATURITY           INTEREST
  (000)                                                                         DATES              RATES          VALUE
---------                                                                --------------------  --------------  ------------
MUNICIPAL BONDS & NOTES--(CONTINUED)
  $ 3,200  Erie County Water Authority.................................           A                5.100%      $  3,200,000
    1,100  Erie County Revenue Anticipation Notes......................        09/20/96            4.500          1,104,946
    2,000  Half Hollows Central School District
             Tax Anticipation Notes....................................        06/28/96            4.500          2,007,068
    7,100  Metropolitan Transportation Authority.......................           A                5.000          7,100,000
    3,000  Monroe Industrial Development Authority.....................        06/07/96            4.500          3,007,462
      900  Monroe Industrial Development Authority
             (Electric Navigation/Emerson Electric)
             Adjustable Rate Bonds.....................................        07/01/96            3.800            900,000
    1,000  Monroe Industrial Development Authority
             (Rochester District Heating)
             Adjustable Rate Bonds.....................................           A                4.150          1,000,000
    7,910  Nassau County Bond Anticipation Notes.......................  03/15/96 to 08/15/96  4.250 to 4.375     7,933,929
    1,500  Nassau County Tax Anticipation Notes........................        04/15/96            4.500          1,502,526
    3,400  New York City...............................................           A            4.500 to 5.100     3,404,579
    1,500  New York City Board of Cooperative Education
             Services Tax Anticipation Notes...........................        06/27/96            4.250          1,503,020
    3,900  New York City Housing Development Corp.
             (Columbus Gardens Project)................................           A                4.750          3,900,000
    1,500  New York City Housing Development Corp.
             (James Tower Project).....................................           A                5.100          1,500,000
    2,760  New York City Housing Development Corp.
             (Parkgate Tower Project)..................................           A                5.100          2,760,000
   10,200  New York City Housing Development Corp.
             (Related 96th Street Project).............................           A                5.100         10,200,000
    3,100  New York City Industrial Development Agency
             (Calhoun School)..........................................           A                4.850          3,100,000
    2,700  New York City Industrial Development Agency
             (JFK Field House).........................................           A                5.150          2,700,000
    7,200  New York City Industrial Development Agency
             (LaGuardia)...............................................           A                5.150          7,200,000
    1,200  New York City Industrial Development Agency
             (Saint Lawrence)..........................................           A                5.900          1,200,000
    1,500  New York City Industrial Development Agency
             (Stroheim & Romann).......................................           A                5.150          1,500,000
    2,000  New York City Industrial Development Agency
             (Syracuse University).....................................           A                5.900          2,000,000

    5,500  New York City Tax Anticipation Notes........................        02/15/96            4.500          5,505,318
    4,800  New York City Trust for Cultural Resources
             (Carnegie Hall)...........................................           A                5.550          4,800,000

PAINEWEBBER RMA NEW YORK MUNICIPAL MONEY FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PRINCIPAL
 AMOUNT                                                                        MATURITY           INTEREST
  (000)                                                                         DATES              RATES          VALUE
---------                                                                --------------------  --------------  ------------
MUNICIPAL BONDS & NOTES--(CONCLUDED)
   $  900  New York City Trust for Cultural Resources
             (Museum of Broadcasting)..................................           A                5.250%      $    900,000
    1,700  New York City Trust for Cultural Resources
             (Museum of Natural History)...............................           A                4.900          1,700,000
      900  New York City Trust for Cultural Resources
             (The Jewish Museum).......................................           A                5.250            900,000
    9,900  New York City Trust for Cultural Resources
             (The Guggenheim Museum)...................................           A                5.900          9,900,000
    4,100  Niagara Falls Toll Bridge Commission........................           A                5.100          4,100,000
    3,600  North Hempstead Solid Waste.................................           A                4.850          3,600,000
    3,000  Northport East Union Free School District
             Tax Anticipation Notes....................................        06/28/96            4.125          3,004,287
    4,240  Onondaga County Industrial Development Authority
             (McLane Co. Project)......................................           A            5.400 to 5.500     4,240,000
    2,200  Patchogue Medford Union Free School District
             Tax Anticipation Notes....................................        06/27/96            4.500          2,205,139
    2,000  Putnam County Tax Anticipation Notes........................        06/03/96            4.250          2,005,777
    2,700  Rochester County Bond Anticipation Notes....................        10/31/96            4.500          2,718,047
    4,000  Schenectady Central School District
             Bond Anticipation Notes...................................        06/27/96            4.250          4,009,342
    1,000  Seneca County Industrial Development Agency
             (N.Y. Chiropractic College)...............................           A                4.950          1,000,000
    1,500  South Huntington Union Free School District
             Bond Anticipation Notes...................................        06/28/96            4.500          1,505,659
    1,200  Suffolk County New York Industrial Development
             Agency (Coldsprings Harbor)...............................           A                6.000          1,200,000
    2,900  Suffolk County Water Authority..............................           A                5.100          2,900,000
    2,000  Three Village Central School District
             Tax Anticipation Notes....................................        06/28/96            4.500          2,007,068
    1,355  Tompkins County Central School District
             Bond Anticipation Notes...................................        05/31/96            3.940          1,356,557
    1,500  Triborough Bridge and Tunnel Authority
             Revenue Bonds.............................................           A                8.375          1,500,000

    3,200  Yonkers Industrial Development Agency
             Civic Facility Revenue Bonds
             (Consumers Union Facility)................................           A            4.950 to 5.300     3,200,000
                                                                                                               ------------
Total Municipal Bonds & Notes (cost--$225,628,480).....................                                         225,628,480
                                                                                                               ------------
TAX EXEMPT COMMERCIAL PAPER--11.60%
    6,000  New York State..............................................  02/01/96 to 03/07/96  3.400 to 3.750     6,000,000
    6,759  New York State Dormitory Authority
             (Pooled Loan Program).....................................  01/29/96 to 04/09/96  3.600 to 3.900     6,759,000

PAINEWEBBER RMA NEW YORK MUNICIPAL MONEY FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PRINCIPAL
 AMOUNT                                                                        MATURITY           INTEREST
  (000)                                                                         DATES              RATES          VALUE
---------                                                                --------------------  --------------  ------------
TAX EXEMPT COMMERCIAL PAPER--(CONCLUDED)
   $4,600  New York State Dormitory Authority
             (Sloan Kettering Memorial)................................  02/12/96 to 03/22/96  3.450 to 3.600% $  4,600,000
    2,600  New York State Power Authority..............................  01/11/96 to 04/12/96  3.500 to 3.600     2,600,000
    4,200  New York City...............................................  01/30/96 to 04/25/96  3.350 to 3.750     4,200,000
    2,800  New York City Municipal Finance Authority
             Water and Sewer System....................................  01/23/96 to 02/26/96  3.400 to 3.750     2,800,000
    2,500  Port Authority of New York and New Jersey...................        03/06/96            3.600          2,500,000
                                                                                                               ------------
Total Tax Exempt Commercial Paper (cost--$29,459,000)..................                                          29,459,000
                                                                                                               ------------
TOTAL INVESTMENTS (cost--$255,087,480, which approximates cost for
  federal income tax purposes) - 100.43%...............................                                         255,087,480
Liabilities in excess of other assets - (0.43)%........................                                          (1,079,895)
                                                                                                               ------------
NET ASSETS (applicable to 254,272,627 shares of beneficial
  interest at $1.00 per share) - 100.00%...............................                                        $254,007,585
                                                                                                               ------------
                                                                                                               ------------

------------------
A - Variable Rate Demand Notes are payable on demand. The interest rates are the current rates as of December 31, 1995 and reset periodically.

                      Weighted average maturity - 50 days

                 See accompanying notes to financial statements

PAINEWEBBER MANAGED MUNICIPAL TRUST
--------------------------------------------------------------------------------
Statement of Operations
For the Six Months Ended December 31, 1995 (unaudited)
--------------------------------------------------------------------------------

                                                        RMA           RMA
                                                     California     New York
                                                     ----------    ----------
INVESTMENT INCOME:
   Interest.......................................   $6,700,416    $4,231,020
                                                     ----------    ----------
EXPENSES:
   Investment advisory and administration.........      891,723       571,863
   Distribution fees..............................      145,116        91,498
   Fund acquisition expense.......................      114,000       105,325
   Transfer agency and service fees...............       72,923        37,657
   Custody and accounting.........................       55,177        28,809
   Legal and audit................................       45,527        30,743
   Federal and state registration.................       32,758         8,966
   Reports and notices to shareholders............       11,979         5,731
   Trustees' fees.................................        5,313         5,313
   Other expenses.................................        9,170         1,769
                                                     ----------    ----------
                                                      1,383,686       887,674
LESS:
   Fee waivers from adviser.......................           --        (4,774)
                                                     ----------    ----------
   Net expenses...................................    1,383,686       882,900
                                                     ----------    ----------
NET INVESTMENT INCOME.............................    5,316,730     3,348,120
NET REALIZED LOSSES FROM INVESTMENT
  TRANSACTIONS....................................       (5,813)         (974)
                                                     ----------    ----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS......................................   $5,310,917    $3,347,146
                                                     ----------    ----------
                                                     ----------    ----------

--------------------------------------------------------------------------------
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                        For the Six Months Ended
                                           December 31, 1995               For the Year Ended
                                              (unaudited)                    June 30, 1995
                                      ----------------------------    ----------------------------
                                          RMA             RMA             RMA             RMA
                                       California       New York       California       New York
                                      ------------    ------------    ------------    ------------
FROM OPERATIONS:
   Net investment income...........   $  5,316,730    $  3,348,120    $  9,192,474    $  5,195,008
   Net realized losses from
     investment transactions.......         (5,813)           (974)        (32,808)         (4,018)
                                      ------------    ------------    ------------    ------------
   Net increase in net assets
     resulting from operations.....      5,310,917       3,347,146       9,159,666       5,190,990
                                      ------------    ------------    ------------    ------------
DIVIDENDS TO SHAREHOLDERS FROM:
   Net investment income...........     (5,430,730)     (3,453,445)     (9,192,474)     (5,195,008)
                                      ------------    ------------    ------------    ------------
NET INCREASE FROM TRANSACTIONS IN
  SHARES OF BENEFICIAL INTEREST....    142,615,703      61,315,114      35,786,197      27,691,651
                                      ------------    ------------    ------------    ------------
   Net increase in net assets......    142,495,890      61,208,815      35,753,389      27,687,633
NET ASSETS:
   Beginning of period.............    330,936,549     192,798,770     295,183,160     165,111,137
                                      ------------    ------------    ------------    ------------
   End of period...................   $473,432,439    $254,007,585    $330,936,549    $192,798,770
                                      ------------    ------------    ------------    ------------
                                      ------------    ------------    ------------    ------------

                 See accompanying notes to financial statements

PAINEWEBBER MANAGED MUNICIPAL TRUST
--------------------------------------------------------------------------------
Notes to Financial Statements--(Unaudited)
--------------------------------------------------------------------------------
ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     PaineWebber Managed Municipal Trust ('Trust') was organized under Massachusetts law by a Declaration of Trust dated November 21, 1986 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust currently offers two no-load, non-diversified series of shares:
PaineWebber RMA California Municipal Money Fund ('RMA California') and PaineWebber RMA New York Municipal Money Fund ('RMA New York') (collectively the 'Funds').

     Valuation and Accounting for Investments--Investments are valued at amortized cost which approximates market value. Investment transactions are accounted for on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

     Federal Taxes--Each Fund intends to distribute all of its tax-exempt income and any taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, each Fund intends not to be subject to a federal excise tax. At June 30, 1995, RMA California and RMA New York had net capital loss carryforwards of $304,340 and $129,931, respectively. These loss carryforwards are available as reductions, to the extent provided in the regulations, of future net realized capital gains, and will expire for RMA California between June 30, 1997 and June 30, 2003 and for RMA New York between June 30, 1996 and June 30, 2003. To the extent these losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed.

     Dividends and distributions--Each Fund declares dividends on a daily basis from net investment income. Dividends from net investment income and distributions from realized gains from investment transactions have been determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are either considered temporary or permanent in nature. To the extent these 'book/tax' differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis classification; temporary differences do not require reclassification. Net capital gains, if any, will be distributed annually, but each Fund may make more frequent distributions of such gains, if necessary, to maintain its net asset value per share at $1.00 or to avoid income or excise taxes.

PAINEWEBBER MANAGED MUNICIPAL TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CONCENTRATION OF RISK

     Each Fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by each Fund.

ACQUISITIONS

     Acquisition of PaineWebber/Kidder, Peabody California Tax-Exempt Money Fund ('PW/KP California Tax-Exempt Money Fund')--Effective December 11, 1995, RMA California acquired all the net assets of PW/KP California Tax-Exempt Money Fund pursuant to a plan of reorganization approved by PW/KP California Tax-Exempt Money Fund shareholders on December 4, 1995. The acquisition was accomplished by a tax-free exchange of 120,122,110 shares of RMA California for 120,122,110 shares of PW/KP California Tax-Exempt Money Fund outstanding on December 11, 1995. PW/KP California Tax-Exempt Money Fund's net assets at that date, valued at $120,039,530, including accumulated net realized losses of $82,580, were combined with those of RMA California.

     Acquisition of PaineWebber/Kidder, Peabody Municipal Money Market Series--New York Series ('PW/KP Municipal Money Market Series--New York Series')--Effective November 13, 1995, RMA New York acquired all the net assets of PW/KP Municipal Money Market Series--New York Series pursuant to a plan of reorganization approved by PW/KP Municipal Money Market Series--New York Series shareholders on November 8, 1995. The acquisition was accomplished by a tax-free exchange of 38,947,877 shares of RMA New York for 38,947,877 shares of PW/KP Municipal Money Market Series--New York Series outstanding on November 13, 1995. PW/KP Municipal Money Market Series--New York Series' net assets at that date, valued at $38,923,062, including accumulated net realized losses of $5,141, were combined with those of RMA New York.

INVESTMENT ADVISER AND ADMINISTRATOR

     The Trust's board of trustees has approved an Investment Advisory and Administration Contract ('Advisory Contract') with PaineWebber, under which PaineWebber serves as investment adviser and administrator of the Trust and each of its series. In accordance with the Advisory Contract, each Fund pays PaineWebber an investment advisory and administration fee, which is accrued daily and paid monthly in accordance with the following schedule:

                                                     Annual
             Average Daily Net Assets                 Rate
--------------------------------------------------   ------
Up to $300 million................................    0.50%
In excess of $300 million up to $750 million......    0.44
Over $750 million.................................    0.36

PAINEWEBBER MANAGED MUNICIPAL TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
     At December 31, 1995, RMA California and RMA New York owed PaineWebber $185,815 and $107,823, respectively, for investment advisory and administration fees. During the period PaineWebber voluntarily waived investment advisory and administration fees of $4,774 for RMA New York.

     Mitchell Hutchins Asset Management Inc. ('Mitchell Hutchins'), a wholly owned subsidiary of PaineWebber, serves as sub-adviser and sub-administrator of the Funds pursuant to a sub-advisory and sub-administration contract between PaineWebber and Mitchell Hutchins. In accordance with that contract, PaineWebber (not the Funds) pays Mitchell Hutchins a fee, accrued daily and paid monthly, at an annual rate of 20% of the fee paid by the Funds to PaineWebber under the Advisory Contract.

     In compliance with applicable state securities laws, PaineWebber will reimburse each Fund if and to the extent that the aggregate operating expenses in any fiscal year, exclusive of taxes, interest, brokerage fees, distribution fees and extraordinary expenses, exceed limitations imposed by various state regulations. Currently, the most restrictive limitation applicable to each Fund is 2.5% of the first $30 million of average daily net assets, 2.0% of the next $70 million and 1.5% of any excess over $100 million. For the year ended December 31, 1995, no reimbursements were required pursuant to the above limitation.

DISTRIBUTION PLAN

     PaineWebber is the distributor of each Fund's shares. Under the plan of distribution, each Fund is authorized to pay PaineWebber a monthly service fee at the annual rate of up to 0.15% of each Fund's average daily net assets for providing shareholder services and maintaining shareholder accounts. Currently, PaineWebber is compensated for providing such services at the annual rate of 0.08% of each Fund's average daily net assets. At December 31, 1995, RMA California and RMA New York owed PaineWebber $30,450 and $17,188, respectively, for such service fees.

TRANSFER AGENCY SERVICE FEES

     Each Fund pays PaineWebber an annual fee of $4.00 per active PaineWebber shareholder account plus certain out-of-pocket expenses, for certain services not provided by the Funds' transfer agent. For the year ended December 31, 1995, PaineWebber earned $47,235 and $15,726 in transfer agency service fees from RMA California and RMA New York, respectively. At December 31, 1995, RMA California and RMA New York owed PaineWebber $4,393 and $6,121, respectively, for such transfer agency service fees and reimbursement of out-of-pocket expenses.

PAINEWEBBER MANAGED MUNICIPAL TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
OTHER LIABILITIES

     At December 31, 1995, RMA California and RMA New York had dividends payable aggregating $4,907 and $3,809, respectively, and a payable for investments purchased aggregating $3,021,609 for the RMA New York portfolio.

SHARES OF BENEFICIAL INTEREST

     There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                    For the Six Months Ended
                                        December 31, 1995            For the Year Ended June 30, 1995
                                 -------------------------------    ----------------------------------
                                 RMA California    RMA New York     RMA California      RMA New York
                                 --------------    -------------    ---------------    ---------------
Shares sold...................      957,764,077      640,908,723      1,651,147,178      1,109,690,314
Shares issued in connection
  with the acquisition of
  PW/KP California Tax Exempt
  Money Fund and PW/KP
  Municipal Money Market
  Series--New York Series,
  respectively................      120,122,110       38,947,877                 --                 --
Shares repurchased............     (940,857,792)    (622,090,434)    (1,624,312,810)    (1,087,057,232)
Dividends reinvested..........        5,587,308        3,548,948          8,951,829          5,058,569
                                 --------------    -------------    ---------------    ---------------
Net increase in shares
  outstanding.................      142,615,703       61,315,114         35,786,197         27,691,651
                                 --------------    -------------    ---------------    ---------------
                                 --------------    -------------    ---------------    ---------------

                                       14

PAINEWEBBER RMA CALIFORNIA MUNICIPAL MONEY FUND
--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------
     Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                                                        For the
                                   For the Six            For the Years Ended            Seven      For the Years Ended
                                  Months Ended                  June 30,              Months Ended      November 30,
                                December 31, 1995   --------------------------------    June 30,    --------------------
                                   (unaudited)        1995        1994        1993        1992        1991        1990
                                -----------------   --------    --------    --------  ------------  --------    --------
Net asset value, beginning of
  period......................       $    1.00      $   1.00    $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
                                -----------------   --------    --------    --------  ------------  --------    --------
Net investment income.........           0.015         0.029       0.018       0.019       0.016       0.038       0.050
Dividends from net
  investment income...........          (0.015)       (0.029)     (0.018)     (0.019)     (0.016)     (0.038)     (0.050)
                                -----------------   --------    --------    --------  ------------  --------    --------
Net asset value, end of
  period......................       $    1.00      $   1.00    $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
                                -----------------   --------    --------    --------  ------------  --------    --------
                                -----------------   --------    --------    --------  ------------  --------    --------
Total investment return (1)...            1.51%         2.91%       1.78%       1.88%       1.61%       3.81%       4.95%
                                -----------------   --------    --------    --------  ------------  --------    --------
                                -----------------   --------    --------    --------  ------------  --------    --------
Ratios/Supplemental Data:
  Net assets, end of period
    (000's)...................       $ 473,432      $330,937    $295,183    $290,367    $259,183    $261,902    $300,516
  Ratio of expenses to
    average net assets........            0.76%*(2)     0.69%       0.69%       0.72%       0.69%*      0.75%       0.70%
  Ratio of net investment
    income to average
    net assets................            2.92%*(2)     2.87%       1.79%       1.86%       2.75%*      3.83%       4.96%

---------------
  * Annualized

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment returns for periods of less than one year have not been annualized.

(2) These ratios include non-recurring acquisition expenses of 0.06%.

PAINEWEBBER RMA NEW YORK MUNICIPAL MONEY FUND
--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------
     Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                                                         For the
                                    For the Six            For the Years Ended            Seven      For the Years Ended
                                   Months Ended                  June 30,              Months Ended      November 30,
                                 December 31, 1995   --------------------------------    June 30,    --------------------
                                    (unaudited)        1995        1994        1993        1992        1991        1990
                                 -----------------   --------    --------    --------  ------------  --------    --------
Net asset value,
  beginning of period..........       $    1.00      $   1.00    $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
                                 -----------------   --------    --------    --------  ------------  --------    --------
Net investment income..........           0.015         0.028       0.017       0.018       0.016       0.037       0.049
Dividends from
  net investment income........          (0.015)       (0.028)     (0.017)     (0.018)     (0.016)     (0.037)     (0.049)
                                 -----------------   --------    --------    --------  ------------  --------    --------
Net asset value, end of
  period.......................       $    1.00      $   1.00    $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
                                 -----------------   --------    --------    --------  ------------  --------    --------
                                 -----------------   --------    --------    --------  ------------  --------    --------
Total investment return (1)....            1.53%         2.81%       1.70%       1.82%       1.62%       3.74%       4.92%
                                 -----------------   --------    --------    --------  ------------  --------    --------
                                 -----------------   --------    --------    --------  ------------  --------    --------
Ratios/Supplemental Data:
  Net assets, end of period
    (000's)....................       $ 254,008      $192,799    $165,111    $116,604    $129,687    $121,347    $113,885
  Ratio of expenses to average
    net assets:
    Before waiver from
      adviser .................            0.78%*(2)     0.71%       0.75%       0.79%       0.73%*      0.89%       0.85%
    After waiver from
      adviser .................            0.77%*(2)     0.68%       0.68%       0.68%       0.68%*      0.68%       0.64%
  Ratio of net investment
    income to average
    net assets:
    Before waiver from
      adviser .................            2.92%*(2)     2.78%       1.67%       1.70%       2.54%*      3.52%       4.67%
    After waiver from
      adviser .................            2.93%*(2)     2.81%       1.74%       1.81%       2.59%*      3.73%       4.88%

---------------
  * Annualized

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment returns for periods of less than one year have not been annualized.

(2) These ratios include non-recurring acquisition expenses of 0.09%.

PaineWebber
RMA
California
Municipal
Money Fund

o California double tax-free income

o High liquidity

PaineWebber
RMA
New York
Municipal
Money Fund

o New York State double tax-free income

o New York City triple tax-free income

o High liquidity

                            ------------------------

A prospectus containing more complete information can be obtained from a PaineWebber investment executive or correspondent firm. Read the prospectus carefully before investing.

(Copyright) 1996 PaineWebber Incorporated

[LOGO]  Recycled
        Paper

---------------------------------------------------------
TRUSTEES
E. Garrett Bewkes, Jr., Chairman
Meyer Feldberg
George W. Gowen
Frederic V. Malek
Judith Davidson Moyers
---------------------------------------------------------
PRINCIPAL OFFICERS
Margo N. Alexander
President

Victoria E. Schonfeld
Vice President

Dianne E. O'Donnell
Vice President and Secretary

Julian F. Sluyters
Vice President and Treasurer
---------------------------------------------------------
INVESTMENT ADVISER, ADMINISTRATOR AND DISTRIBUTOR
PaineWebber Incorporated
1285 Avenue of the Americas
New York, New York 10019
---------------------------------------------------------
SUB-ADVISER AND SUB-ADMINISTRATOR
Mitchell Hutchins Asset Management Inc.
1285 Avenue of the Americas
New York, New York 10019
---------------------------------------------------------
This report is not to be used in connection with the offering of shares of the Funds unless accompanied or preceded by an effective prospectus.

The financial information included herein is taken from the records of the Funds without examination by independent accountants who do not express an opinion thereon.